INVENTORIES, NET - Additional information (Details) ₫ in Millions	12 Months Ended
	Dec. 31, 2024 VND (₫)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 VND (₫)		Dec. 31, 2022 VND (₫)	Dec. 31, 2024 USD ($)
INVENTORIES, NET
Inventories, net	₫ 27,907,030		₫ 30,141,381	[1]		$ 1,146,785,700
Inventory measured at cost	39,859,100		38,633,400		₫ 29,385,200	1,637,900,000
Inventory write-downs	8,638,100	$ 355,000,000	5,614,900		₫ 5,823,000
Pledged as collateral
INVENTORIES, NET
Inventories, net	₫ 415,000		₫ 936,300			$ 17,100,000

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as reorganization under common control (Note 3).